SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item $ / shares shares		Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Mar. 03, 2016 shares	Feb. 02, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares held by subsidiary	5,189
Treasury stock, shares	30,843
Increase in authorized ordinary shares | $	$ 1,026
Number of authorized ordinary shares	20,000,000		9,997,670
Period before expiration	7 years
In-the-money options outstanding	856,986
In-the-money options exercisable	684,050
Compensation cost | $	$ 1,409	[1]	$ 579	$ 499
Issuance of shares upon exercise of warrants	22,921
Unrecognized balance of compensation expenses | $	$ 558
Weighted average period over which total unrecognized cost related to non-vested share based compensation expected to be recognized	5 months 1 day
Options and RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period for plan	1 year
Number of equal quarterly installments | item	4
RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair values on grant date | $ / shares	$ 10.6
Compensation cost | $	$ 342
Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants exercised	185,989
Granted | $ / shares	$ 11.76
Weighted average fair values of options granted | $ / shares	$ 4.9		$ 2.7	$ 1.7
Warrant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants exercised	22,921
2013 Share Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding shares reserved before increment						500,000
Number of outstanding shares reserved						750,000
2013 Share Option Plan | Subsequent Event [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding shares reserved before increment					750,000
Number of outstanding shares reserved					1,250,000
Minimum [Member] | Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted | $ / shares	$ 9.62
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period for plan	4 years
Maximum [Member] | Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted | $ / shares	$ 14.52

[1]	Including $342 compensation cost related to RSUs for the year ended December 31, 2015.